Note 10 - a.2) Financing, Long-term debt, in Brazil (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2011
Amount	$ 1,125
Issuance of Debt 1
Amount	473
Issuance of debt portion
Amount	320
Addition to interest rate	1.36%
Issuance of debt portion
Amount	153
Addition to interest rate	4.50%
Issuance of Debt 2
Amount	652
Issuance of debt portion
Amount	545
Addition to interest rate	2.76%
Issuance of debt portion
Amount	$ 107
Addition to interest rate	3.26%